Borrowings (Interest on Debt) (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest on Debt
Cost of financing	$ 540.0	$ 542.0	$ 587.0
Interest expense	481.0	484.0	405.0
Net investment derivative activity	(13.0)	0.0	(3.0)
Interest capitalized	0.0	4.0	22.0
Total interest paid and accrued	$ 1,008.0	1,030.0	1,011.0
Credit Agreement
Line of Credit
Revolving lines of credit, term	5 years
Revolving lines of credit, amount	$ 10,000.0
Revolving lines or credit, extended term	1 year
Revolving line of credit, expiration date	Nov. 10, 2020
Lines of credit, expenses	$ 5.3	$ 5.4	$ 5.4
Revolving lines of credit, additional amount	2,000.0
Revolving line of credit, borrowings outstanding	$ 0.0